Future Minimum Lease Payments Under Non-Cancelable Operating Lease (Detail) - Dec. 31, 2016	USD ($)	CNY (¥)
Leases Future Minimum Payments [Line Items]
2017	$ 10,347,033	¥ 71,839,452
2018	8,845,991	61,417,714
2019	7,247,083	50,316,494
2020	6,278,068	43,588,626
2021 and after	18,979,742	131,776,349
Total	$ 51,697,917	¥ 358,938,635